Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock Successor	Common Stock Predecessor	Preferred Stock Series A Successor	Additional Paid-In Capital Successor	Additional Paid-In Capital Predecessor	Accumulated Deficit Successor	Accumulated Deficit Predecessor	Accumulated Other Comprehensive Loss Successor	Accumulated Other Comprehensive Loss Predecessor	Treasury Stock Predecessor	Successor	Predecessor
Balances at Dec. 31, 2021		$ 50			$ 508,525		$ 3,693		$ 13,188	$ (276)		$ 525,180
Balances (in Shares) at Dec. 31, 2021		5,027,825
Net income (loss)							20,043					20,043
Exercise of stock options					66							66
Exercise of stock options (in Shares)		659
Share-based compensation expense					2,561							2,561
Capital contributions from stockholder					200							200
Capital contributions from stockholder (in Shares)		1,331
Treasury stock repurchased										(753)		(753)
Treasury stock repurchased (in Shares)		(5,013)
Other comprehensive income (loss)									(25,168)			(25,168)
Balances at Dec. 31, 2022		$ 50			511,352		23,736		(11,980)	(1,029)		522,129
Balances (in Shares) at Dec. 31, 2022		5,024,802
Net income (loss)							(6,289)					(6,289)
Dividend					(150,000)							(150,000)
Share-based compensation expense					4,975							4,975
Other comprehensive income (loss)									11,184			11,184
Balances at Dec. 31, 2023		$ 50			366,327		17,447		(796)	(1,029)		381,999
Balances (in Shares) at Dec. 31, 2023		5,024,802
Net income (loss)							(1,271)					(1,271)
Share-based compensation expense					897							897
Other comprehensive income (loss)									(9,578)			(9,578)
Balances at Mar. 31, 2024		$ 50			367,224		16,176		(10,374)	(1,029)		372,047
Balances (in Shares) at Mar. 31, 2024		5,024,802
Balances at Dec. 31, 2023		$ 50			366,327		17,447		(796)	(1,029)		381,999
Balances (in Shares) at Dec. 31, 2023		5,024,802
Net income (loss)							(15,703)					(15,703)
Share-based compensation expense					17,858							17,858
Other comprehensive income (loss)									(18,004)			(18,004)
Balances at Jul. 29, 2024		$ 50		$ 557,427	384,185	$ (1,537)	1,744		(18,800)	(1,029)	$ 555,890	366,150
Balances (in Shares) at Jul. 29, 2024	53,975,000	5,024,802	1,000,000
Balances at Dec. 31, 2023		$ 50			366,327		17,447		(796)	(1,029)		381,999
Balances (in Shares) at Dec. 31, 2023		5,024,802
Net income (loss)											(105,452)	(15,703)
Balances at Dec. 31, 2024	$ 12			1,293,638		(106,989)		(35,489)			1,151,172
Balances (in Shares) at Dec. 31, 2024	121,476,215		1,000,000
Balances at Jul. 29, 2024		$ 50		557,427	$ 384,185	(1,537)	$ 1,744		$ (18,800)	$ (1,029)	555,890	$ 366,150
Balances (in Shares) at Jul. 29, 2024	53,975,000	5,024,802	1,000,000
Net income (loss)						(105,452)					(105,452)
Share-based compensation expense				64,626							64,626
Settlement of derivative liability				967							967
Equity consideration issued in conjunction with Acuren Acquisition				4,000							4,000
Equity consideration issued in conjunction with Acuren Acquisition (in Shares)	400,000
Issuance of common shares and exercise of warrants, net of issuance costs				666,630							666,630
Issuance of common shares and exercise of warrants, net of issuance costs (in Shares)	67,037,515
Issuance of common shares to employees
Issuance of common shares to employees (in Shares)	63,700
Impact of Domestication	$ 12			(12)
Other comprehensive income (loss)								(35,489)			(35,489)
Balances at Dec. 31, 2024	$ 12			1,293,638		(106,989)		(35,489)			1,151,172
Balances (in Shares) at Dec. 31, 2024	121,476,215		1,000,000
Net income (loss)						(25,793)					(25,793)
Share-based compensation expense				1,107							1,107
Other comprehensive income (loss)								2,561			2,561
Balances at Mar. 31, 2025	$ 12			$ 1,294,745		$ (132,782)		$ (32,928)			$ 1,129,047
Balances (in Shares) at Mar. 31, 2025	121,476,215		1,000,000